SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company’s CODM has been identified as our Board of Directors. The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and, hence, the Company has a single reportable segment, the LNG carrier market.

The CODM assesses performance and decides how to allocate resources based on net income, as reported in the consolidated statements of operations. Net income is used by the CODM to assess the Company's profitability, monitor budget versus actual results and make decisions on the Company's strategic activities. The measure of segment assets is reported on the consolidated balance sheets as total assets.

The accounting policies followed by the LNG carrier market are the same as those followed in the preparation of the Company’s consolidated financial statements.

Consolidated expense information presented within the consolidated statements of operations are considered to be significant expenses as they are regularly provided to the CODM. The Company has not identified any other significant expense categories.

During the years ended December 31, 2024, 2023 and 2022, our fleet operated under spot and short to medium-term time charters. In time charter agreements, the charterer controls the areas in which our Vessels will operate, which can be worldwide. Accordingly, we do not evaluate our performance according to geographical region.

Revenues from external charterers

Charterhire from charterers that accounted for over 10% of our total time and voyage charter revenues are as follows:

(in thousands of $)	Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022
International energy major	107,168	34%	106,469	31%	14,816	7%
International oil and gas producer	40,564	13%	43,800	13%	7,735	4%
Japanese commodities company	38,643	12%	38,861	11%	—	—
Global integrated energy company	33,977	11%	—	—	—	—
Dutch trading house	21,341	7%	23,199	7%	27,670	13%
Singaporean trading house	9,993	3%	30,505	9%	38,206	17%
Japanese trading house	—	—	33,885	10%	17,350	8%
European utility company	—	—	9,845	3%	32,057	15%
Asian trading house	—	—	6,777	2%	30,694	14%

~~(~~1) Includes time and voyage charter revenues from the Predecessor and Successor Periods on an aggregated basis for the year ended December 31, 2022~~.~~